Rule 497(d)
                                    FT 371

                      Communications Portfolio, Series 5
                           e-Tail Portfolio Series
                         Internet Portfolio, Series 8

             Supplement to the Prospectus dated October 15, 1999

      Notwithstanding anything to the contrary in the Prospectus, all shares of WorldCom, Inc. (Ticker: WCOME) and WorldCom, Inc.-MCI Group (Ticker:
MCITE) have been removed from the portfolios of the above referenced Series for certain of the reasons enumerated in the section entitled "Removing Securities from the Trust" in the Prospectus.

July 3, 2002